Sep. 14, 2017
Aberdeen Equity Long-Short Fund
Aberdeen Equity Long-Short Fund

ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

(the “Fund”)

Supplement dated September 14, 2017 to the Summary Prospectus dated February 28, 2017 (the “Summary Prospectus”) and the Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)

On September 13, 2017, the Board of Trustees of Aberdeen Funds (the “Trust”) approved changes in (i) the name of the Fund to the Aberdeen Focused U.S. Equity Fund, (ii) the Fund’s principal investment strategies, (iii) the advisory fee of the Fund, and (iv) the expense limitation of the Fund, as set forth below, such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about November 15, 2017 (the “Effective Date”).  Under the Fund’s revised principal investment strategies, the Fund would no longer be managed using a long-short strategy, but rather would pursue a “focused” strategy whereby the Fund’s investment adviser will typically invest the Fund’s assets long-only in U.S. equity securities of a small number of issuers.  Generally, the Fund expects to hold approximately 20 to 30 issuers.  The Fund may invest in securities of any market capitalization.  There are no changes to the Fund’s portfolio management team.  The portfolio management team intends to begin rebalancing the Fund’s portfolio on the Effective Date.  The Fund expects to experience a higher than normal portfolio turnover rate during the rebalancing, which may result in higher transaction costs and realized capital gains or losses impacting taxable investors.  Shareholders will receive an amended and restated summary prospectus for the Aberdeen Focused U.S. Equity Fund following the Effective Date.

On the Effective Date, all references to “Aberdeen Equity Long-Short Fund” in the Summary Prospectus and Prospectus will be changed to “Aberdeen Focused U.S. Equity Fund.”

On the Effective Date, the following will replace the paragraphs under the section entitled “Principal Strategies” in the Summary Prospectus beginning on page 2 and the section entitled “Summary — Aberdeen Equity Long-Short Fund — Principal Strategies” in the Prospectus beginning on page 2:

As a non-fundamental policy, under normal circumstances, the Focused U.S. Equity Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

•                  are organized under the laws of, or have their principal office in the United States;

•                  have their principal securities trading market in the United States;

•                  derive the highest concentration of their annual revenue or earnings or assets from goods produced, sales made or services performed in the United States (and meet one or more of the other criteria); and/or

•                  issue securities denominated in the currency of the United States (and meet one or more of the other criteria).

Equity securities include, but are not limited to, common stock and preferred stock. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Focused U.S. Equity Fund.

The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment adviser will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 20 to 30 issuers. The Fund may invest in securities of any market capitalization and the amount of small-, mid- and large-capitalization companies will vary based on market conditions. The Fund may also invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

On the Effective Date, the following risk factors will be added in alphabetical order and the risk factors entitled “Long-Short Strategy Risk”, “Securities Selection Risk” and “Short Sale Risk” will be removed from the section entitled “Principal Risks” in the Summary Prospectus beginning on page 2 and the section entitled “Summary — Aberdeen Equity Long-Short Fund — Principal Risks” in the Prospectus beginning on page 2:

Active Trading Risk — The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund.

Focus Risk — Because the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund will be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.

Management Risk — The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market of other funds with similar investment objectives and strategies.

On the Effective Date, the following will replace the disclosure for “Sector Risk” in the section entitled “Principal Risks” in the Summary Prospectus beginning on page 2 and the section entitled “Summary — Aberdeen Equity Long-Short Fund — Principal Risks” in the Prospectus beginning on page 2:

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information Technology Risk.  To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.  Performance of companies in the information technology sector may be adversely impacted by many factors, including, among others, overall economic conditions, short product cycles, rapid obsolescence of products, competition and government regulation.

On the Effective Date, the following will replace the first two paragraphs in the section entitled “Performance” in the Summary Prospectus beginning on page 3 and the first two paragraphs in the section entitled “Summary — Aberdeen Equity Long-Short Fund — Performance” in the Prospectus beginning on page 3:

The bar chart and table below can help you evaluate potential risks of the Focused U.S. Equity Fund. The bar chart shows how the Fund’s annual total returns for Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the S&P 500® Index, a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The Fund changed its investment strategies effective November 15, 2017.  Performance information for periods in the table below does not reflect the current investment strategies.  In connection with the change in investment strategies, the Fund changed its name from Aberdeen Equity Long-Short Fund to Aberdeen Focused U.S. Equity Fund.  The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund had substantially similar investment objectives and strategies prior to the Fund’s adoption of its current investment strategies on November 15, 2017.

On the Effective Date, the last row with the secondary benchmark “Citigroup 3-Month Treasury Bill Index” will be removed from the table “Average Annual Total Returns as of December 31, 2016”  in the section entitled “Performance” in the Summary Prospectus on page 4 and the section entitled “Summary — Aberdeen Equity Long-Short Fund — Performance” in the Prospectus on page 4.

This supplement is dated September 14, 2017. Please retain this Supplement for future reference.